Note 7 - Inventories - Summary of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finished goods	$ 2,586	$ 3,080
Work-in-process	3,341	1,847
Raw materials	3,348	4,735
	$ 9,275	$ 9,662